CASH FLOW INFORMATION - Changes in liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Changes in liabilities arising from financing activities
Interest payment	$ (13,406,328)	$ (18,165,853)	$ (24,575,170)
Total
Changes in liabilities arising from financing activities
Balance at the beginning	262,355,645	266,588,281	248,517,007
Proceeds	91,687,403	281,268,064	135,818,247
Payments	(148,287,657)	(291,324,731)	(112,614,437)
Interest payment	(13,406,328)	(18,932,563)	(24,724,436)
Non-cash activities	(3,766,359)	(21,675,552)
Subject to foreclosure (Note 6)	(3,052,608)
Court-awarded expenses (Note 6)	1,400,000
Prepayment Premium Fee	6,119,022	4,870,021
Financing for assets acquisitions			1,471,264
Interest accrued	(35,399,465)	21,887,245	22,028,587
Exchange differences, currency translation differences and other financial results	1,153,311	19,674,880	(3,907,951)
Balance at the end	229,601,894	262,355,645	266,588,281
Borrowings
Changes in liabilities arising from financing activities
Balance at the beginning	154,837,281	178,633,638	168,124,685
Proceeds	88,386,288	266,390,032	135,818,247
Payments	(143,244,840)	(288,289,343)	(109,702,266)
Interest payment	(10,721,395)	(11,850,027)	(20,402,842)
Non-cash activities	1,133,536	(6,797,045)
Financing for assets acquisitions			743,279
Interest accrued	(15,541,202)	10,703,660	12,077,931
Exchange differences, currency translation differences and other financial results	1,310,837	6,046,366	(8,025,396)
Balance at the end	107,242,909	154,837,281	178,633,638
Borrowings | Discontinued operations
Changes in liabilities arising from financing activities
Balance at the beginning	3,088,871	218,442	185,920
Proceeds	3,301,115	14,878,032
Payments	(42,817)
Interest payment		(766,710)	(149,266)
Non-cash activities	(3,301,115)	(12,007,603)
Subject to foreclosure (Note 6)	(3,045,078)
Interest accrued	(6,222)	766,710	181,788
Exchange differences, currency translation differences and other financial results	(7,198)
Balance at the end		3,088,871	218,442
Consideration for acquisition
Changes in liabilities arising from financing activities
Balance at the beginning	1,075,234	4,202,401	4,574,746
Payments		(2,035,388)	(2,912,171)
Non-cash activities	(727,985)	(2,870,904)
Financing for assets acquisitions			727,985
Exchange differences, currency translation differences and other financial results	55,161	1,779,125	1,811,841
Balance at the end	402,410	1,075,234	4,202,401
Consideration for acquisition | Discontinued operations
Changes in liabilities arising from financing activities
Balance at the beginning	1,083,814	2,724,114	418,510
Non-cash activities	(870,795)
Subject to foreclosure (Note 6)	(7,530)
Exchange differences, currency translation differences and other financial results	(205,489)	(1,640,300)	2,305,604
Balance at the end		1,083,814	2,724,114
Secured notes
Changes in liabilities arising from financing activities
Balance at the beginning	102,270,445	80,809,686	75,213,146
Payments	(5,000,000)	(1,000,000)
Interest payment	(2,684,933)	(6,315,826)	(4,172,328)
Court-awarded expenses (Note 6)	1,400,000
Prepayment Premium Fee	6,119,022	4,870,021
Interest accrued	(19,852,041)	10,416,875	9,768,868
Exchange differences, currency translation differences and other financial results		13,489,689
Balance at the end	$ 121,956,575	$ 102,270,445	$ 80,809,686